Income Taxes - Provision/(Benefit) for Income Taxes and Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 44.3	$ (58.4)	$ 86.4
State	7.2	2.7	9.0
Foreign	104.1	(79.7)	254.4
Current, Total	155.6	(135.4)	349.8
Deferred:
Federal	(83.5)	(12.7)	(119.2)
State	(19.4)	(10.0)	(4.2)
Foreign	0.8	62.1	(464.4)
Deferred, Total	(102.1)	39.4	(587.8)
Provision (benefit) for income taxes	53.5	(96.0)	(238.0)
Net income taxes paid	$ 258.4	$ 142.0	$ 183.6